Condensed Consolidated Balance Sheet (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
LIABILITIES AND SHAREHOLDER’S DEFICIT
Total liabilities	$ 67,680	$ 66,441
Shareholder’s deficit:
Ordinary Shares, $0.0001 par value, 1,000 shares authorized, 1,000 shares issued and outstanding
Additional paid-in capital
Accumulated deficit	(67,680)	(66,441)
Total shareholder’s deficit	(67,680)	(66,441)
Total liabilities and shareholder’s deficit
Related Parties
LIABILITIES AND SHAREHOLDER’S DEFICIT
Due to related party	$ 67,680	$ 66,441